Segment information (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the three and nine months ended September 30, 2016 and 2015.

	Three months ended September 30, 2016
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimina-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	tions (1)	reporting
Time charter revenues	$23,345	10,937	—	34,282	(10,937)	$23,345
Total revenues	23,345	10,937	—	34,282		23,345
Operating expenses	(5,338)	(2,379)	(1,672)	(9,389)	2,379	(7,010)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,565	6,565
Segment EBITDA	18,007	8,558	(1,672)	24,893
Depreciation and amortization	(2,647)	(2,378)	—	(5,025)	2,378	(2,647)
Operating income (loss)	15,360	6,181	(1,672)	19,868		20,253
Gain (loss) on derivative instruments	517	4,139	—	4,656	(4,139)	517
Other financial income (expense), net	(5,748)	(3,755)	(1,121)	(10,624)	3,755	(6,869)
Income (loss) before tax	10,129	6,565	(2,793)	13,901	—	13,901
Income tax expense	(474)	—	(2)	(476)	—	(476)
Net income (loss)	$9,655	6,565	(2,795)	13,425	—	$13,425

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Three months ended September 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimina-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	tions (1)	reporting
Time charter revenues	$11,462	10,590	—	22,052	(10,590)	$11,462
Total revenues	11,462	10,590	—	22,052		11,462
Operating expenses	(2,290)	(2,245)	(1,378)	(5,913)	2,245	(3,668)
Equity in earnings (losses) of joint ventures	—	—	—	—	(249)	(249)
Segment EBITDA	9,172	8,345	(1,378)	16,139
Depreciation and amortization	(8)	(2,456)	—	(2,464)	2,456	(8)
Operating income (loss)	9,164	5,889	(1,378)	13,675		7,537
Gain (loss) on derivative instruments	354	(2,109)	—	(1,755)	2,109	354
Other financial income (expense), net	(4,702)	(4,029)	2,105	(6,626)	4,029	(2,597)
Income (loss) before tax	4,816	(249)	727	5,294	—	5,294
Income tax expense	(109)	—	—	(109)	—	(109)
Net income (loss)	$4,707	(249)	727	5,185	—	$5,185

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Nine months ended September 30, 2016
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimina-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	tions (1)	reporting
Time charter revenues	$67,799	32,054	—	99,853	(32,054)	$67,799
Total revenues	67,799	32,054	—	99,853		67,799
Operating expenses	(15,044)	(6,480)	(4,700)	(26,224)	6,480	(19,744)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	(2,010)	(2,010)
Segment EBITDA	52,440	25,574	(4,700)	73,314
Depreciation and amortization	(7,912)	(7,131)	—	(15,043)	7,131	(7,912)
Operating income (loss)	44,528	18,443	(4,700)	58,271		37,818
Gain (loss) on derivative instruments	1,178	(9,028)	—	(7,850)	9,028	1,178
Other financial income (expense), net	(17,969)	(11,425)	(3,156)	(32,550)	11,425	(21,125)
Income (loss) before tax	27,737	(2,010)	(7,856)	17,871	—	17,871
Income tax expense	(1,421)	—	(5)	(1,426)	—	(1,426)
Net income (loss)	$26,316	(2,010)	(7,861)	16,445	—	$16,445

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of September 30, 2016
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimina-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	tions (1)	reporting
Vessels, net of accumulated depreciation	$345,212	276,647	—	621,859	(276,647)	$345,212
Net investment in direct financing lease	290,935	—	—	290,935	—	290,935
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	8,761	8,761	—	8,761
Total assets	705,592	296,425	22,095	1,024,112	(296,425)	727,687
Accumulated losses of joint ventures	—	—	50	50	(44,567)	(44,517)
Expenditures for newbuildings, vessels & equipment	537	104	—	641	(104)	537
Expenditures for drydocking	—	135	—	135	(135)	—
Principal repayment direct financing lease	2,367	—	—	2,367	—	2,367
Amortization of above market contract	$1,800	—	—	1,800	—	$1,800

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Nine months ended September 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimina-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	tions (1)	reporting
Time charter revenues	$34,039	31,899	—	65,938	(31,899)	$34,039
Total revenues	34,039	31,899	—	65,938		34,039
Operating expenses	(7,384)	(7,537)	(4,457)	(19,378)	7,537	(11,841)
Equity in earnings (losses) of joint ventures	—	—	—	—	9,111	9,111
Segment EBITDA	26,655	24,362	(4,457)	46,560
Depreciation and amortization	(23)	(6,941)	—	(6,964)	6,941	(23)
Operating income (loss)	26,632	17,421	(4,457)	39,596		31,286
Gain (loss) on derivative instruments	467	3,830	—	4,297	(3,830)	467
Other financial income (expense), net	(13,643)	(12,140)	6,355	(19,428)	12,140	(7,288)
Income (loss) before tax	13,456	9,111	1,898	24,465	—	24,465
Income tax expense	(261)	—	—	(261)	—	(261)
Net income (loss)	$13,195	9,111	1,898	24,204	—	$24,204

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimina-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	tions (1)	reporting
Vessels, net of accumulated depreciation	$353,078	283,539	—	636,617	(283,539)	$353,078
Net investment in direct financing lease	293,303	—	—	293,303	—	293,303
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	13,991	13,991	—	13,991
Total assets	736,108	303,390	27,635	1,067,133	(303,390)	763,743
Accumulated losses of joint ventures	—	—	50	50	(42,557)	(42,507)
Expenditures for newbuildings, vessels & equipment	955	11,431	—	12,386	(11,431)	955
Expenditures for drydocking	—	1,664	—	1,664	(1,664)	—
Principal repayment direct financing lease	2,919	—	—	2,919	—	2,919
Amortization of above market contract	$605	—	—	605	—	$605

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.